Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Recent Accounting Pronouncements
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13 (ASU 2016-13), Financial Instruments-Credit Losses, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. In October 2019, the FASB issued ASU No. 2019-10 (ASU 2019-10), Financial Instruments-Credit Losses, which amends the effective date for Credit Losses as follows. Public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group will adopt the ASU 2016-13 on January 1, 2021 using a modified retrospective method for all financial assets measured at amortized cost. The Group assessed that trade receivable, prepayments and other current assets, and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of trade receivables, prepayments and other current assets, and other non-current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics, the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses, etc. The Group assessed there were no significant expected credit losses identified to impact the consolidated financial statements from January 1, 2021.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Group will adopt this ASU from January 1, 2021. The ASU is currently not expected to have a material impact on the consolidated financial statements.